Empower Lifetime 2030 Fund Expense Example - Empower Lifetime 2030 Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	152
Expense Example, with Redemption, 5 Years	267
Expense Example, with Redemption, 10 Years	602
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	459
Expense Example, with Redemption, 10 Years	1,023
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	$ 1,141